Income Taxes - Income tax provision (Details)	11 Months Ended
Dec. 31, 2021 USD ($)
Current
Federal	$ 0
State	0
Deferred
Federal.	(290,181)
State.
Valuation allowance	290,181
Income Tax Expense (Benefit)	$ 0